Offerings	Jan. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	35,638,795
Proposed Maximum Offering Price per Unit	2.60
Maximum Aggregate Offering Price	$ 92,660,867.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,796.47
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby are registered under a separate registration statement on Form F-6 (Registration No. 333-282523). Each ADS represents one ordinary share.

This Registration Statement covers the resale by the Selling Shareholders of up to 35,638,795 Ordinary Shares previously issued to the Selling Shareholders and 8,800,000 Private Warrants previously issued to certain Selling Shareholders as named in the Registration Statement. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

Based on the closing price of the Ordinary Shares as of January 15, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Warrants
Amount Registered | shares	8,800,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby are registered under a separate registration statement on Form F-6 (Registration No. 333-282523). Each ADS represents one ordinary share.

This Registration Statement covers the resale by the Selling Shareholders of up to 35,638,795 Ordinary Shares previously issued to the Selling Shareholders and 8,800,000 Private Warrants previously issued to certain Selling Shareholders as named in the Registration Statement. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Private Warrants has been allocated to the underlying Ordinary Shares and those Ordinary Shares are included in the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, issuable upon exercise of the Private Warrants
Amount Registered | shares	8,800,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 101,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,975.72
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby are registered under a separate registration statement on Form F-6 (Registration No. 333-282523). Each ADS represents one ordinary share.

This Registration Statement covers the resale by the Selling Shareholders of up to 35,638,795 Ordinary Shares previously issued to the Selling Shareholders and 8,800,000 Private Warrants previously issued to certain Selling Shareholders as named in the Registration Statement. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

This Registration Statement also covers the issuance and sale up to 21,734,165 Ordinary Shares, including (1) 8,800,000 Ordinary Shares underlying the Private Warrants, and (2) 12,934,165 Ordinary Shares underlying the Public Warrants. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

Calculated in accordance with Rule 457(g) under the Securities Act, based on the current $11.50 exercise price of the Private Warrants and the Public Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share, issuable upon exercise of the Public Warrants
Amount Registered | shares	12,934,165
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 148,742,897.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,541.39
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby are registered under a separate registration statement on Form F-6 (Registration No. 333-282523). Each ADS represents one ordinary share.

This Registration Statement covers the resale by the Selling Shareholders of up to 35,638,795 Ordinary Shares previously issued to the Selling Shareholders and 8,800,000 Private Warrants previously issued to certain Selling Shareholders as named in the Registration Statement. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

This Registration Statement also covers the issuance and sale up to 21,734,165 Ordinary Shares, including (1) 8,800,000 Ordinary Shares underlying the Private Warrants, and (2) 12,934,165 Ordinary Shares underlying the Public Warrants. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

Calculated in accordance with Rule 457(g) under the Securities Act, based on the current $11.50 exercise price of the Private Warrants and the Public Warrants.